Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other current assets [Abstract]
Prepaid expenses	$ 2,449	$ 3,008
VAT receivable	90	48
Other	47	10
Other current assets	$ 2,586	$ 3,066